AAM/Bahl & Gaynor Income Growth Fund
AAM/Cutwater Select Income Fund
Each a series of Investment Managers Series Trust

Supplement dated March 31, 2014
To the Summary Prospectuses dated November 1, 2013, and the
Prospectus and Statement of Additional Information dated November 1, 2013, as amended November 8, 2013

1.	The following replaces the section entitled “Fees and Expenses of the Fund” on page 1 of the Summary Prospectus for the AAM/Bahl & Gaynor Income Growth Fund and page 1 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.  More information about these and other discounts is available from your financial professional and in the section titled “Purchase of Shares – AAM/Bahl & Gaynor Income Growth Fund - Class A Shares” on page 26 of the Prospectus.

	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of the net asset value at purchase or redemption)	1.00%1	1.00%1	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%	2.00%	2.00%
Wire fee	$20	$20	$20
Overnight check delivery fee	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.25%	1.00%	None
Other expenses (includes shareholder service fee up to 0.15%)2	17.40%	10.80%	11.40%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total annual fund operating expenses	18.32%	12.47%	12.07%
Fee waiver and/or expense reimbursement3	(16.90%)	(10.30%)	(10.90%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)3	1.42%	2.17%	1.17%

1.
For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.  Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.

2.	These expenses are estimated for the current fiscal year. Actual expenses may differ from estimates.
3.
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40%, 2.15% and 1.15% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively.  This agreement is effective until October 31, 2014, and may be terminated before that date by the Trust's Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Fund expenses it reimbursed to the Fund for three years from the date of any such waiver or reimbursement to the extent a class's total annual fund operating expenses do not exceed the limits described above.

2.	Notice to Existing and Prospective Shareholders of the AAM/Bahl & Gaynor Income Growth Fund:

Effective immediately, P. Declan O’Sullivan and Edward E. Dohrmann are no longer portfolio managers of the AAM/Bahl & Gaynor Income Growth Fund.  All references in the Prospectus and Statement of Additional Information to Mr. O’Sullivan and Mr. Dohrmann are hereby removed.

3.	The following replaces the section entitled “Fees and Expenses of the Fund” on page 1 in the Summary Prospectus for the AAM/Cutwater Select Income Fund and page 5 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund.  More information about these and other discounts is available from your financial professional and in the section titled “Purchase of Shares – AAM/Cutwater Select Income Fund - Class A Shares” on page 26 of the Prospectus.

	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of the net asset value at purchase or redemption)	1.00%1	1.00%1	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%	2.00%	2.00%
Wire fee	$20	$20	$20
Overnight check delivery fee	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	1.00%	None
Other expenses (includes shareholder service fee up to 0.10%)2	1.62%	1.62%	1.62%
Total annual fund operating expenses	2.37%	3.12%	2.12%
Fee waiver and/or expense reimbursement3	(1.38%)	(1.38%)	(1.38%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)3	0.99%	1.74%	0.74%

1.
For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.  Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.  Actual expenses may differ from estimates.

2.	These expenses are estimated for the current fiscal year.
3.
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.99%, 1.74% and 0.74% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively.  This agreement is effective until October 31, 2014, and may be terminated before that date by the Trust's Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Fund expenses it reimbursed to the Fund for three years from the date of any such waiver or reimbursement  to the extent a class's total annual fund operating expenses do not exceed the limits described above. In addition, the Fund’s advisor has agreed to voluntarily waive a portion of its advisory fees on the first $25 million of average daily net assets of the Fund so that such fees will be 0.50% until further notice.  The Fund’s advisor will not seek recoupment of the advisory fees so waived.

4.	The following paragraph is added on page 30 after the section titled “Distribution (Rule 12b-1) Plan of the Prospectus:

Shareholder Service Fee

The AAM/Bahl & Gaynor Income Growth Fund and the AAM/Cutwater Select Income Fund may pay a fee at an annual rate of up to 0.15% and 0.10%, respectively, of its average daily net assets to shareholder servicing agents.  Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from a Fund on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

5.	The following paragraph is added on page 56 of the Statement of Additional Information after the section titled “Rule 12b-1 Plan”:

The Board has adopted, on behalf of each Fund, a Shareholder Service Plan (the “Service Plan”) under which the Advisor will provide, or arrange for others (such as banks, trust companies, broker-dealers and other financial intermediaries (each, a “Service Organization”)) to provide, certain specified non-distribution shareholder servicing functions for Fund shares owned by its respective customers. The AAM/Bahl & Gaynor Income Growth Fund and the AAM/Cutwater Select Income Fund will pay the Advisor or Service Organizations, as applicable, an annual rate of up to 0.15% and 0.10%, respectively, of the Fund’s average daily net assets, payable monthly.

Please file this Supplement with your records.